OTHER LOSSES (Tables)	12 Months Ended
Dec. 31, 2019
Other Gains And Losses [Abstract]
Schedule of other losses

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Change of financial liabilities with fair value through profit and loss (Note 31, Note 32)	(39,105)	(25,607)	(73)
Change of financial assets with fair value through profit and loss (Note 27, Note 16)	—	814	962
Hedge ineffectiveness on cash flow hedges and net loss arising on interest rate swap designated as at FVTPL (Note 27, Note 32)	201	248	(485)
Net foreign exchange gains	1,814	397	44
Others, net	(2,896)	1,751	(1,948)
	(39,986)	(22,397)	(1,500)